UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2008
Check here if Amendment [x]; Amendment Number: 1
This Amendment (Check only one): [ ] is a restatement.
				 [x] add new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Intrepid Capital Management, Inc.
Address: 1400 Marsh Landing Pkwy
	 Suite 106
	 Jacksonville Beach, FL 32250
13F File Number:  801-47894
The institutional investment manager filing this report
and the person by whom it is signed hereby represent
that the person signing the report is authorized to submit it, that all information contained herein is true, correct and
complete, and that it is understood that all
required items, statements, schedules, lists, and
tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name: 	Erika Sharp
Title:	Client Liaison
Phone: 	904-246-3433
Signature, Place and Date of Signing:
Erika Sharp,  Jacksonville, Florida September 21, 2010
Report type (check one only):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT
List of Other Managers Reporting for this Manager:
FORM 13F SUMMARY PAGE
Report Summary:
Number of other included Managers: 0
Form 13F information table entry total:	56
Form 13F information table value total:	38,068,806.52

List of Other Included Managers: 0
FORM 13F File Number 028-10510

INFORMATION TABLE


NAME OF ISSUER   		TYPE	CUSIP   	FMV		SHARES		SYMBOL	DISCRETION/
												vOTING

APPLIED SIGNAL TECHNOLOGY INC 	com	038237103	2,441,021.00	140,450.00	APSG	sole
AUTOMATIC DATA PROCESSING INC 	com	053015103	1,174,770.00	27,480.00	ADP	sole
BALDWIN & LYONS INC		com	057755209	1,496,447.10	62,430.00	BWINB	sole
BERKSHIRE HATHAWAY INC - CL B	com	084670207	769,125.00	175.00	BRK/B	sole
BLACK & DECKER CORP		com	091797100	867,510.00	14,280.00	BDK	sole
CARPENTER TECHNOLOGY CORP	com	144285103	251,370.00	9,800.00	CRS	sole
CENTRAL GARDEN & PET CO		com	153527106	1,082,860.80	184,160.00	CENT	sole
CINTAS CORP			com	172908105	1,159,596.90	40,390.00	CTAS	sole
COMCAST CORP NEW		com	20030N101	1,189,087.25	60,575.00	CMCSA	sole
COMMUNICATIONS SYS INC		com	203900105	419,269.20	39,405.00	JCS	sole
DELL INC			com	24702R101	207,400.80	12,585.00	DELL	sole
DELTA NAT GAS INC		com	247748106	514,504.90	20,090.00	DGAS	sole
DSW INC				com	23334L102	1,595,639.00	116,470.00	DSW	sole
DUCOMMUN INC DEL		com	264147109	253,128.00	10,600.00	DCO	sole
ECOLOGY & ENVIRONMENT INC	com	278878103	134,260.00	13,700.00	EEI	sole
ENERGY WEST INC			com	29274A204	414,358.00	48,748.00	EWST	sole
FISHER & PAYKEL AP		intl	6421791		84,580.74	79,000.00	FPA NZ	sole
FRANKLIN RES INC		com	354613101	905,535.75	10,275.00	BEN	sole
GENCOR INDS INC			com	368678108	212,019.20	26,240.00	GENC	sole
HEALTH MGMT ASSOC INC NEW	com	421933102	551,220.80	132,505.00	HMA	sole
HEINEKEN N V			adr	423012202	1,814,758.59	91,160.00	HINKY	sole
HORACE MANN EDUCATORS CORP NEW	com	440327104	1,215,828.90	94,470.00	HMN	sole
INTERNATIONAL SPEEDWAY CORP	com	460335201	1,677,799.20	43,120.00	ISCA	sole
KRAFT FOODS INC			com	50075N104	1,026,876.25	31,355.00	KFT	sole
LIMITED BRANDS INC		com	532716107	770,393.60	44,480.00	LTD	sole
MAIDENFORM BRANDS INC		com	560305104	217,287.25	14,975.00	MFB	sole
MCRAE INDS INC			com	582757209	305,619.30	17,514.00	MRINA	sole
MIDDLESEX WATER CO		com	596680108	391,764.75	22,425.00	MSEX	sole
MOCON INC			com	607494101	1,106,717.70	105,906.00	MOCO	sole
MYLAN INC			com	628530107	956,025.30	83,715.00	MYL	sole
NATIONAL BEVERAGE CORP		com	635017106	252,883.70	28,510.00	FIZZ	sole
NEWMONT MINING CORP		com	651639106	310,080.00	8,000.00	NEM	sole
OIL DRI CORP AMER		com	677864100	2,029,114.08	119,924.00	ODC	sole
OLIN CORP			com	680665205	310,400.00	16,000.00	OLN	sole
PACKAGING CORP AMER		com	695156109	231,800.00	10,000.00	PKG	sole
PAN AMERICAN SILVER CORP	com	697900108	311,220.00	14,000.00	PAAS	sole
PATTERSON UTI ENERGY INC	com	703481101	260,260.00	13,000.00	PTEN	sole
PEPSIAMERICAS INC		com	71343P200	207,200.00	10,000.00	PAS	sole
PORTLAND GEN ELEC CO		com	736508847	267,358.00	11,300.00	POR	sole
POTLATCH CORP NEW		com	737630103	948,211.60	20,440.00	PCH	sole
PRESTIGE BRANDS HLDGS INC	com	74112D101	151,741.44	17,088.00	PBH	sole
RGC RES INC			com	74955L103	266,972.73	9,437.00	RGCO	sole
SARA LEE CORP			com	803111103	1,217,216.25	96,375.00	SLE	sole
SCOTTS MIRACLE GRO CO		com	810186106	908,721.60	38,440.00	SMG	sole
SEMPERIT AG HLDG		intl	5760280		885,042.12	30,080.00	SEM AV	sole
SERVICE CORP INTL		com	817565104	100,320.00	12,000.00	SCI	sole
SPEEDWAY MOTORSPORTS INC	com	847788106	227,916.00	11,700.00	TRK	sole
STARBUCKS CORP			com	855244109	577,253.40	38,820.00	SBUX	sole
TELEPHONE & DATA SYS INC	com	879433100	294,937.50	8,250.00	TDS	sole
TELLABS INC			com	879664100	426,462.40	105,040.00	TLAB	sole
TOTAL SYS SVCS INC		com	891906109	1,159,726.00	70,715.00	TSS	sole
TRAVELERS COMPANIES INC		com	89417E109	446,124.00	9,870.00	TRV	sole
UNITED GUARDIAN INC		com	910571108	136,095.00	12,900.00	UG	sole
VIRCO MFG CO			com	927651109	160,760.67	46,869.00	VIRC	sole
WILEY JOHN & SONS INC		com	968223206	495,714.75	12,255.00	JW/A	sole
ZEBRA TECHNOLOGIES CORP		com	989207105	278,500.00	10,000.00	ZBRA	sole